As filed with the Securities and Exchange Commission on December
          21, 1995
                                                          File No.
33-36962
                                                          File No.
811-6175


                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM N-1A

               REGISTRATION STATEMENT UNDER THE

                    SECURITIES ACT OF 1933
   / X /


                         Post-Effective Amendment No. 11
   / X /

                                         and

               REGISTRATION STATEMENT UNDER THE INVESTMENT

                    COMPANY ACT OF 1940
   / X /


                                        Amendment No. 13
   / X /


                          MAINSTAY INSTITUTIONAL FUNDS INC.
                  (formerly New York Life Institutional Funds Inc.) (Exact name of Registrant as Specified in
Charter)

                                  51 Madison Avenue
                               New York, New York 10010
                       (Address of Principal Executive Offices)

                                    (212) 576-5773
                 (Registrant's Telephone Number, including Area
Code)

                              A. Thomas Smith III, Esq.
                        New York Life Institutional Funds Inc.
                                  51 Madison Avenue
                               New York, New York 10010
                       (Name and Address of Agent for Service)

                                   with a copy to:

                               Jeffrey L. Steele, Esq.
                                Dechert Price & Rhoads
                                 1500 K Street, N.W.
                                Washington, D.C. 20005



          / X /     It is proposed that this filing will become
effective
                    immediately upon filing pursuant to paragraph
(b) of
                    Rule 485 under the Securities Act of 1933.


          Registrant has elected to register an indefinite number of shares of its common stock under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940.
          Registrant filed a notice pursuant to Rule 24f-2 on February 24,
          1995 (i.e., within two months after the end of its fiscal year).

                                CONTENTS OF AMENDMENT


               This Post-Effective Amendment No. 11 to the
Registration
          Statement of MainStay Institutional Funds Inc. is comprised of the following papers and documents:

               1. The facing sheet to register a definite number of
                    shares of beneficial interest, par value $0.01 per
                    share, of the Registrant's Bond Fund, Money
Market
                    Fund, Multi-Asset Fund and Short-Term Bond
Fund, each a
                    series of common stock of MainStay
Institutional Funds
                    Inc.

               2.   Signature pages; and

               3.   Exhibit 10, the opinion and consent of Dechert
Price &
                    Rhoads, counsel to the Registrant, as to the legality
                    of the shares being registered.

               With the exception of the items listed above, this
Post-
          Effective Amendment No. 11 under the Securities Act of
1933
          incorporates by reference all materials filed as part of Post-
          Effective Amendment No. 10 to Form N-1A for MainStay Institutional Funds Inc., File No. 33-36962.

               The sole purpose of this Post-Effective Amendment
No. 11 is
          to register a definite number of additional shares of beneficial interest to MainStay Institutional Funds Inc., pursuant to
          Section 24(e) of the Investment Company Act of 1940.

                          MainStay Institutional Funds Inc.

                      Calculation of Registration Fee Under the
                                Securities Act of 1933


                                                     Proposed
         Title of      Number of      Proposed       Maximum
        Securities       Shares       Maximum        Aggregate
 Amount
          Being          Being        Price Per      Offering
 of Reg'n
        Registered     Registered        Unit          Price
    Fee

        Shares of        Indefinite     N/A            N/A
   N/A
        Common Stock,    (1)
        Par Value
        $0.01

        Bond Fund        1,000,873      $10.41(2)      $72,500(3)
   $25.00

        EAFE Index       N/A            N/A            N/A
   N/A
        Fund

        Growth Equity    N/A            N/A            N/A
   N/A
        Fund

        Indexed Bond     N/A            N/A            N/A
   N/A
        Fund

        Indexed          N/A            N/A            N/A
   N/A
        Equity Fund

        International    N/A            N/A            N/A
   N/A
        Bond Fund

        International    N/A            N/A            N/A
   N/A
        Equity Fund

        Money Market     12,949,018     $1.00(4)       $72,500(5)
   $25.00
        Fund

        Multi-Asset      2,347,541      $13.48(6)      $72,500(7)
   $25.00
        Fund

        Short-Term       8,394,941      $10.27(8)      $72,500(9)
   $25.00
        Bond Fund

        Value Equity     N/A            N/A            N/A
   N/A
        Fund

        _________________________

        (1) Registrant continues its election to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940. For the fiscal year ended December 31, 1994, Registrant filed the Notice required by
             Rule 24f-2 on February 24, 1995.

        (2) The fee for 1,000,873 shares to be registered has been computed on the basis of the market value per share in effect on December
             7, 1995.

        (3) Calculation of the proposed maximum offering price has been made pursuant to Rule 24e-2.  During its fiscal year ended
December
             31, 1994, the Bond Fund redeemed 3,730,594 shares of common stock. During its current fiscal year, the Bond Fund used
             2,736,685 shares it redeemed during its fiscal year ended
             December 31, 1994, for a reduction pursuant to Rule
24f-2(c).
             The Bond Fund currently is registering 1,000,873 shares, which is equal to the remaining 993,909 shares redeemed during its fiscal year ended December 31, 1994, plus 6,964 shares.
During its
             fiscal year, the Registrant filed no other post-effective
             amendments for the purpose of the reduction pursuant to Rule
             24e-2(a).

        (4) The fee for 12,949,018 shares to be registered by this filing has been computed on the basis of the market value per share of
             $1.00.

        (5)  Calculation of the proposed maximum offering price has been made
             pursuant to Rule 24e-2.  During its fiscal year ended
December
             31, 1994, the Money Market Fund redeemed 316,244,412
shares of
             common stock.  During its current fiscal year, the
Money Market
             Fund used 303,367,894 shares it redeemed during its
fiscal year
             ended December 31, 1994, for a reduction pursuant to
Rule 24f-
             2(c).  The Money Market Fund currently is registering
12,949,018
             shares, which is equal to the remaining 12,876,518 shares
             redeemed during its fiscal year ended December 31, 1994, plus
             72,500 shares. During its fiscal year, the Registrant filed no other post-effective amendments for the purpose of the reduction pursuant to Rule 24e-2(a).

        (6) The fee for 2,347,541 shares to be registered by this filing has been computed on the basis of the market value per share in effect on December 7, 1995.

        (7)  Calculation of the proposed maximum offering price has been made
             pursuant to Rule 24e-2.  During its fiscal year ended
December
             31, 1994, the Multi-Asset Fund redeemed 7,206,107
shares of
             common stock.  During its current fiscal year, the
Multi-Asset
             Fund used 4,863,944 shares it redeemed during its
fiscal year
             ended December 31, 1994, for a reduction pursuant to
Rule
             24f-2(c).  The Multi-Asset Fund currently is
registering
             2,347,541 shares, which is equal to the remaining
2,342,163
             shares redeemed during its fiscal year ended December
31, 1994,
             plus 5,378 shares. During its fiscal year, the Registrant filed no other post-effective amendments for the purpose of the
             reduction pursuant to Rule 24e-2(a).


        (8) The fee for 8,394,941 shares to be registered by this filing has been computed on the basis of the market value per share in effect on December 7, 1995.

        (9)  Calculation of the proposed maximum offering price has been made
             pursuant to Rule 24e-2.  During its fiscal year ended
December
             31, 1994, the Short-Term Bond Fund redeemed 13,095,627
shares of
             common stock.  During its current fiscal year, the
Short-Term
             Bond Fund used 4,707,745 shares it redeemed during its
fiscal
             year ended December 31, 1994, for a reduction pursuant
to Rule
             24f-2(c).  The Short-Term Bond Fund currently is
registering
             8,394,941 shares, which is equal to the remaining
8,387,882
             shares redeemed during its fiscal year ended December
31, 1994,
             plus 7,059 shares. During its fiscal year, the Registrant filed no other post-effective amendments for the purpose of the
             reduction pursuant to Rule 24e-2(a).

                                  THE MAINSTAY FUNDS

                              PART C.  OTHER INFORMATION


          Item 24.  Financial Statements and Exhibits

               (b)  Exhibits:

                    (10) Opinion and consent of Dechert Price &
Rhoads.

                                      SIGNATURES

               Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this
Post-Effective
          Amendment No. 11 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
          City of Washington in the District of Columbia, on the 21st day
          of December, 1995.

                                   MAINSTAY INSTITUTIONAL FUNDS
INC.



                                   By:
                                        Linda M. Livornese*
                                        President



          *By:  /s/ Jeffrey L. Steele
                Jeffrey L. Steele
                as Attorney-in-Fact


               Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registrant's Registration Statement has been signed below by the following
          persons in the capacities and on the dates indicated.

          Signature                Title                      Date


                                   Director            December 21,
1995
          Alice T. Kane*


                                   Director            December 21,
1995
          Patrick G. Boyle*


                                   Director            December 21,
1995
          Lawrence Glacken*


                                   Director            December 21,
1995
          Robert P. Mulhearn*


                                   Director            December 21,
1995
          Susan B. Kerley*


                                   President           December 21,
1995
          Linda M. Livornese*      (Principal Executive
                                   Officer)


                                   Treasurer           December 21,
1995
          Anthony W. Polis*        (Principal Financial
                                   and Accounting
                                   Officer)



          *By:  /s/ Jeffrey L. Steele
                Jeffrey L. Steele
                as Attorney-in-Fact



          *    Powers of Attorney filed with the initial
Registration
               Statement No. 33-36962 on September 21, 1990, with
Pre-
               Effective Amendment No. 2 to the Registration
Statement on
               December 26, 1990, and with Post-Effective Amendment
No. 7
               to the Registration Statement on October 14, 1994, incorporated by reference within.